INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [abstract]
Schedule of NPI Summarized Financial Information
NPI summarized financial information:

	As of December 31,
	2020	2019
	U.S. dollars (in thousands)

Current assets	11,388	3,211
Non-current assets	1,597	2,025
Current liabilities	(12,091)	(3,214)
Non-current liabilities	(2,910)	(631)
Net assets (liabilities) (100%)	(2,016)	1,391
Net assets (liabilities) (50%)	(1,008)	696
Adjustments	(17)	(93)
Company share of Joint Venture net assets (liabilities)	(1,025)	603

	For the year ended December 31,
	2020	2019	2018
	U.S. dollars (in thousands)

Revenues	18,032	3,740	1,127
Distribution expenses	16,116	10,480	4,447
Selling, general and marketing expenses	776	1,067	293
Depreciation	405	335	224
Net and total profit (loss) (100%)	735	(8,142)	(3,837)
Net and total profit (loss) (50%)	367	(4,071)	(1,919)
Adjustments	1,026	147	21
Share in profits (losses) of NPI	1,393	(3,924)	(1,898)
Funding of (proceeds from) NPI	(3,021)	4,214	2,149

Schedule of Joint Operation Revenues And Operating Expenses
Below are the Michigan Joint Operation’s revenues and operating expenses, 50% of which represent the Company’s interest and were included in the Company’s statement of comprehensive income (loss):

	For the year ended December 31,
	2020	2019	2018
	U.S. dollars (in thousands)

Revenues (100%)	49,779	24,665	20,675
Total operating expenses (100%)	(22,021)	(14,264)	(13,361)